Employee Benefit Plan, Description of Plan	12 Months Ended
Mar. 31, 2025
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Description of Plan	DESCRIPTION OF THE PLAN
The following description of the Advanced Drainage Systems, Inc. Retirement and Stock Ownership Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document and the Plan’s Summary Plan Description for a complete description of the Plan’s provisions.

General - The Plan is a tax-qualified defined contribution retirement plan that benefits substantially all employees of Advanced Drainage Systems, Inc. (the “Company” or “ADS”) and its participating subsidiaries. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 as amended (“ERISA”). The Company is the Plan’s sponsor and administrator under ERISA. The day-to-day operation of the Plan is handled by a three member Retirement Plan Committee appointed by the Board of Directors of the Company, and its delegates. Prior to April 1, 2022, the Company sponsored two separate tax-qualified defined contribution retirement plans (i) the Advanced Drainage Systems, Inc. Employee Stock Ownership Plan (the “ESOP”), and (ii) the Advanced Drainage Systems Retirement Plan, formerly named the Advanced Drainage Systems, Inc. Profit Sharing Retirement Plan (the “401(k) Plan”). Effective April 1, 2022, pursuant to resolutions of the Company’s Board of Directors, the ESOP was merged into and with the 401(k) Plan, with the Plan thereafter having two separate components namely, an ESOP component (that qualifies as an “employee stock ownership plan” as defined in Internal Revenue Code (“Code”) Section 4975(e)(7)), and a 401(k) component (that complies with the cash or deferred arrangement requirements of Code Section 401(k)).

Contributions - The Plan provides for pre-tax deferral contributions by the participants through payroll deductions subject to certain limitations of Section 401(k) of the Code. Participants may also make after-tax Roth elective deferral contributions. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also make rollover contribution amounts representing eligible rollover distributions from other employers’ tax-qualified retirement plans.

The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. All newly eligible employees are automatically enrolled at a pre-tax deferral contribution rate of 3% of eligible compensation (which automatically increases one percent per year up to a maximum of seven percent), unless the employee elects otherwise. All auto-enrollment employee contributions are invested in a designated target date fund based on the participant’s age until changed by the participant.

For the plan years ended March 31, 2025 (“2025 Plan year”) and March 31, 2024 (“2024 Plan year”), the Company matched 100% of the first 3% deferred by the employee and then 50% of the next 2% of eligible compensation deferred by the employee.

The Plan also provides for an annual discretionary contribution by the Company in its discretion. Participants direct the investment of their contributions into the various investment options offered by the Plan. The Plan currently offers various mutual funds, a common collective trust fund and an employer common stock fund as investment options for participants.

Eligibility - Eligible employees of the Company and its participating subsidiaries (i.e., not a union employee, leased employee, Puerto Rico employee, or an independent contractor) are eligible to participate in the 401(k) component of the Plan on the first day of the month which coincides with or next follows the date the Plan’s entry requirements are satisfied. The entry requirements for eligible employees are (i) the employee must be at least 18 years old, (ii) must be credited with 30 days of service, and (iii) must be employed on the entry date.

Participant Accounts - Each participant's account is credited with the participant's contributions and Company matching contributions, as well as allocations of the Company's profit sharing contribution, if any, and Plan earnings. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
Cash dividends on shares of Company Class A Common Stock allocated to participants’ Plan accounts under the ESOP portion of the Plan are passed through to such participants. Participants provide voting directions with respect to the investment funds in which their Plan accounts are invested including, without limitation, voting directions with respect to shares of Company Class A Common Stock allocated to their Plan accounts under the Plan’s ESOP portion’s employer stock fund.

Vesting - Participants are immediately vested in their voluntary and rollover contributions plus actual earnings thereon. For purposes of matching Company contributions of Plan accounts, vesting is based on the following vesting schedule:

Years of Service	Vesting Percentage
Less than 2	0%
2 or greater	100%
For purposes of discretionary Company contribution portions of Plan accounts, and the ESOP portion of Plan accounts, vesting is based on the following vesting schedule:

Years of Service	Vesting Percentage
Less than 2	0%
2	20%
3	40%
4	60%
5	80%
6	100%

Distribution of Plan Accounts - Participants receive the amount credited to their vested Plan accounts upon retirement, disability, death or termination of employment. Participants are also eligible to receive hardship distributions of a portion of their vested Plan accounts, and participants who have attained age 59 and 1/2 may receive all or a portion of his or her account based on the vesting schedule. Distributions are paid to participants or their beneficiaries in a lump sum.
Forfeited Accounts - Forfeitures of participants’ unvested accounts are used to pay plan expenses and to offset Company contributions (with any amount in excess thereof allocated to participants accounts). At March 31, 2025 and 2024, forfeited non-vested accounts totaled approximately less than $0.1 million and $0.4 million, respectively. During 2025 and 2024, forfeitures of approximately $2.5 million and $6.0 million, respectively, were used to offset Company contributions and approximately $0.1 million and $0.1 million, respectively was used to pay administrative expenses.
Subsequent to March 31, 2025, the Plan Sponsor used approximately $0.3 million in forfeitures to reduce the 2025 true-up Company contributions due to the Plan as of March 31, 2025, the plan year end.